Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year		$ 4,119	$ 2,415	$ 1,712
Items that may be reclassified subsequently to profit or loss:
Exchange translation movements and net investment hedges		524	(291)	(135)
Cumulative exchange loss of disposed businesses recycled through profit or loss		34	0	0
Other comprehensive income that will be reclassified to profit or loss, before tax		558	(291)	(135)
Items that will not be reclassified subsequently to profit or loss:
Valuation movements on retained interest in Jackson classified as FVOCI under IFRS 9 note	[1]	0	0	8
Total comprehensive income for the year		4,677	2,124	1,585
Attributable to:
Equity holders of the Company		4,421	1,976	1,585
Non-controlling interests		256	148	0
Total comprehensive income for the year		$ 4,677	$ 2,124	$ 1,585

[1]	Note
On the adoption of IFRS 9 at 1 January 2023, the Group elected to measure its retained interest in the equity securities of Jackson at fair value through other comprehensive income (FVOCI). The Group subsequently disposed of its remaining interest in Jackson in 2023.